SCHEDULE II - PARENT COMPANY - Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 2,394	$ 2,170	$ (349)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Non-cash long-term incentive compensation expense	286	226	210
Equity (income) loss from limited partnerships	(146)	(553)	(83)
Other, net	(74)	485	(209)
Net cash provided by (used in) operating activities	(250)	(193)	(61)
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	15,547	34,434	18,986
Short term investments	575	87	1,497
Other	573	1,716	1,005
Payment for the purchase/origination of:
Fixed maturities, available for sale	(18,502)	(43,344)	(28,197)
Short term investments	(1,502)	(18)	(1,098)
Other	(1,173)	(2,553)	(1,167)
Net cash provided by (used in) investing activities	(7,487)	(12,689)	(7,823)
Cash flows from financing activities:
Issuance of preferred stock	0	293	494
Repayment of long-term debt	0	(280)	0
Shareholder dividends paid	(294)	(296)	(297)
Preferred dividends paid	(80)	(79)	(53)
Purchase of treasury shares	(849)	(1,637)	(430)
Other, net	31	(47)	48
Net cash provided by (used in) financing activities	7,045	11,948	9,674
Change in cash and cash equivalents	(748)	(952)	1,813
Cash and cash equivalents, beginning of year	5,188	6,179	4,405
Cash and cash equivalents, end of year	4,281	5,188	6,179
Supplemental cash flow information:
Interest paid	263	215	215
Income taxes (refunded) paid	89	305	(173)
Parent
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	2,153	1,755	(648)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in net (earnings) loss of subsidiaries	(2,282)	(2,042)	668
Non-cash long-term incentive compensation expense	64	15	27
Amortization and depreciation	57	60	40
Equity (income) loss from limited partnerships	(29)	(19)	(8)
Dividends from subsidiaries	1,801	792	2,877
Current and deferred taxes	83	(151)	(250)
Other, net	(23)	14	(135)
Net cash provided by (used in) operating activities	1,824	424	2,571
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	131	210	131
Short term investments	550	0	0
Other	5	0	0
Payment for the purchase/origination of:
Fixed maturities, available for sale	0	0	(1,011)
Short term investments	(1,000)	0	0
Other	(16)	(7)	(21)
Net issuance on credit facilities to affiliates	(235)	(80)	(115)
Proceeds from the sale of subsidiary	0	215	0
Net cash provided by (used in) investing activities	(565)	338	(1,016)
Cash flows from financing activities:
Issuance of preferred stock	0	293	494
Repayment of long-term debt	0	(280)	0
Proceeds from loans from affiliates	0	1,000	0
Repayments of loans from affiliates	0	0	(300)
Shareholder dividends paid	(294)	(296)	(297)
Preferred dividends paid	(80)	(79)	(53)
Purchase of treasury shares	(849)	(1,637)	(430)
Capital contribution to subsidiaries	(225)	(815)	(350)
Other, net	33	(53)	0
Net cash provided by (used in) financing activities	(1,415)	(1,867)	(936)
Change in cash and cash equivalents	(156)	(1,105)	619
Cash and cash equivalents, beginning of year	867	1,972	1,353
Cash and cash equivalents, end of year	711	867	1,972
Supplemental cash flow information:
Interest paid	185	209	196
Income taxes (refunded) paid	153	153	(265)
Non-cash transactions from investing and financing activities:
Change in investment in subsidiary from issuance of AB Units for CarVal acquisition	314	0	0
Non-cash dividends from subsidiaries	22	0	0
Dividend of AB Units from subsidiary	$ 0	$ 23	$ 0